Note 16 - Current Tax Assets and Liabilities - Summary of Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Income tax liabilities	$ 35,210	$ 55,841
V.A.T. liabilities	14,313	11,065
Other taxes	52,882	34,291
	$ 102,405	$ 101,197